Segment reporting - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Operating Segments [Abstract]
Number of operating segments | segment	1
adjustments for share based payments including employer tax	€ 8.6	€ 5.8	€ 12.1
Adjustments for acquisition related costs	€ 3.1	€ 12.9	€ 7.3